Discontinued Operations (Details)	3 Months Ended								12 Months Ended			0 Months Ended	3 Months Ended				1 Months Ended
	Dec. 02, 2012 USD ($)	Aug. 26, 2012 USD ($)	May 27, 2012 USD ($)	Feb. 26, 2012 USD ($)	Nov. 27, 2011 USD ($)	Aug. 28, 2011 USD ($)	May 29, 2011 USD ($)	Feb. 27, 2011 USD ($)	Dec. 02, 2012 USD ($)	Nov. 27, 2011 USD ($)	Nov. 28, 2010 USD ($)	Nov. 18, 2010 European manufacturing operations EUR (€)	Nov. 28, 2010 European manufacturing operations USD ($)	Aug. 29, 2010 European manufacturing operations USD ($)	Dec. 02, 2012 European manufacturing operations USD ($)	Dec. 02, 2012 European manufacturing operations EUR (€)	Nov. 28, 2010 Brazilian manufacturing operations
Discontinued Operations
Consideration received												€ 6,500,000
Impairment charge														23,000,000
Net loss on disposal									1,193,000	2,251,000	2,399,000		2,400,000
Term of license agreement												5 years					5 years
Guarantee obligation, aggregate guarantee amount															2,300,000	1,800,000
Discontinued operations, additional disclosure
Outstanding claims settled															2,300,000	1,800,000
Operating results of the discontinued operations
Net sales											101,105,000
Loss before income taxes									(769,000)	(2,116,000)	(36,679,000)
Income tax provision (benefit)										(135,000)	(679,000)
Loss from operations of discontinued operations									(769,000)	(1,981,000)	(36,000,000)
Loss on disposition of business, net of tax									(1,193,000)	(2,251,000)	(2,399,000)		(2,400,000)
Loss from discontinued operations	$ (148,000)	$ (307,000)	$ (1,137,000)	$ (370,000)	$ (1,182,000)	$ (891,000)	$ (1,127,000)	$ (1,032,000)	$ (1,962,000)	$ (4,232,000)	$ (38,399,000)